Credit Risk (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Counterparty Customer	Dec. 31, 2016 USD ($)
Concentration Risk And Guarantor Obligations [Line Items]
Gross credit exposure	$ 95
Additional collateral to be posted if the credit related contingent features were triggered	62	$ 3
Aggregate fair value of all derivative instruments with credit contingent provisions that are in a liability position	65	$ 9
Virginia Electric and Power Company
Concentration Risk And Guarantor Obligations [Line Items]
Gross credit exposure	60
Dominion Energy Gas Holdings, LLC
Concentration Risk And Guarantor Obligations [Line Items]
Gross credit exposure	$ 15
Credit Concentration Risk
Concentration Risk And Guarantor Obligations [Line Items]
Number of counterparties | Counterparty	0
Amount of exposure for single counterparty	$ 13
Credit Concentration Risk | Virginia Electric and Power Company
Concentration Risk And Guarantor Obligations [Line Items]
Number of counterparties | Counterparty	0
Amount of exposure for single counterparty	$ 13
Credit Concentration Risk | Dominion Energy Gas Holdings, LLC
Concentration Risk And Guarantor Obligations [Line Items]
Number of counterparties	0
Amount of exposure for single counterparty	$ 4
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	26.00%
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty | Virginia Electric and Power Company
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	9.00%
Credit Concentration Risk | Investment Grade | Investment Grade Counterparty | Dominion Energy Gas Holdings, LLC
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	22.00%
Customer Concentration Risk | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	96.00%
Number of customers | Customer	289
Customer Concentration Risk | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC | Ten Largest Customers
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	38.00%
Number of customers | Customer	10
Customer Concentration Risk | Sales Revenue, Net | Dominion Energy Gas Holdings, LLC | Thirty Largest Customers
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	68.00%
Number of customers | Customer	30
Customer Concentration Risk | Sales Revenue, Net | East Ohio
Concentration Risk And Guarantor Obligations [Line Items]
Concentration risk, percentage (percentage)	98.00%